Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cash	$ 225,673		$ 259,212	$ 1,155,343
Cash FDIC insured amount	250,000		250,000
Cash uninsured amount	0		1,850	905,343
Prepaid expense	129,940		6,321	2,903
Depreciation expense	658	$ 540	3,499	2,160
[custom:CapitalizedComputerSoftware-0]			168,513	0
Amortization of capitalized software costs	6,373	1,867	25,899	0
Capitalized software	186,934	142,614	142,614	0
Net of accumulated amortization	42,479		25,899	0
Capitalized computer software impairments			0
Cash and cash equivalents	225,673		259,212
Capitalized development cost	186,934		$ 142,614
Software Development [Member]
Property, Plant and Equipment [Line Items]
Capitalized development cost	$ 60,900	$ 52,288